Other Liabilities and Deferred Credits (Details) - CAD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Other liabilities and deferred credits
Personal injury and other claims provisions	$ 232	$ 238
Environmental provisions	18	13
Stock-based compensation liability	9	14
Contract liabilities	0	85
Deferred credits and other	168	184
Total other liabilities and deferred credits	$ 427	$ 534